SUPPLEMENT TO:
CALVERT WORLD VALUES FUND, INC.
Calvert Capital Accumulation Fund
Calvert International Equity Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
January 31, 2015, as revised October 20, 2015
Date of Supplement: November 5, 2015
Change to Portfolio Management Team for Calvert International Equity Fund
Natalie A. Trunow no longer serves as a portfolio manager for Calvert International Equity Fund.
The statement of additional information is therefore revised as follows:
Delete all references to Natalie A. Trunow from the section “Portfolio Manager Disclosure.”
Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Fund – International Equity” on page 31:
Calvert:
Joshua Linder, CFA

Accounts Managed (not including International Equity Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	0
Total Assets in Other Accounts Managed	$1,156,540,391	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Christopher Madden, CFA

Accounts Managed (not including International Equity Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:
Kurt Moeller, CFA

Accounts Managed (not including International Equity Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Jade Huang

Accounts Managed (not including International Equity Fund) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts – International Equity Fund” on page 34, delete the heading and replace it with the following:
Calvert: Joshua Linder, CFA; Christopher Madden, CFA; Kurt Moeller, CFA; and Jade Huang

Under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers – International Equity Fund” on page 37, delete the heading and replace it with the following:
Calvert: Joshua Linder, CFA; Christopher Madden, CFA; Kurt Moeller, CFA; and Jade Huang
Under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers – International Equity Fund” on page 37, delete the first row of the chart and replace it with the following:
Compensation with Respect to Management of International Equity Fund and Other Accounts as of October 31, 2015
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds –International Equity Fund” on page 40, add the following information (headings added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
International Equity Fund	Calvert	Joshua Linder, CFA	None (as of 10/31/15)
		Christopher Madden, CFA	None (as of 10/31/15)
		Kurt Moeller, CFA	None (as of 10/31/15)
		Jade Huang	None (as of 10/31/15)